Non-Consolidated Affiliates (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 11, 2020	May 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investments in non-consolidated affiliates	$ 124,061	$ 430,296		$ 430,296		$ 124,061	$ 143,595
Distributions from non-consolidated affiliates				15,084	$ 0
Equity in income (loss) of non-consolidated affiliates		29,292	$ (8,144)	20,218	(13,673)	(32,517)	(7,023)	$ 163,779
Distributions from non-consolidated affiliates				31,840	14,059	14,059	39,402
Avillion I | Bosulif Clinical Trial
Schedule of Equity Method Investments [Line Items]
Investments in non-consolidated affiliates													$ 46,000
Other commitment												$ 46,000
Other commitments, percentage of costs (as a percent)													40.00%
Avillion II | Merck Asset - Phase II Clinical Trial
Schedule of Equity Method Investments [Line Items]
Other commitment	19,000	19,000		19,000		19,000					$ 15,000
Other commitments, percentage of costs (as a percent)											50.00%
Increase in funding commitment	4,000
Avillion II | AZ Asset - Phase II and Phase III Clinical Trial
Schedule of Equity Method Investments [Line Items]
Other commitment										$ 105,000
Other commitments, percentage of costs (as a percent)										44.00%
Equity Method Investment, Nonconsolidated Investee or Group of Investees | Legacy Investors Partnerships
Schedule of Equity Method Investments [Line Items]
Investments in non-consolidated affiliates									$ 303,700
Distributions from non-consolidated affiliates		5,300		12,200
Equity in income (loss) of non-consolidated affiliates		20,200		23,400
Equity Method Investment, Nonconsolidated Investee or Group of Investees | Avillion I
Schedule of Equity Method Investments [Line Items]
Distributions from non-consolidated affiliates				13,400	$ 14,100	14,100	39,400
Guaranteed fixed annual payments period								10 years
Non-recurring gain								$ 165,000
Equity Method Investment, Nonconsolidated Investee or Group of Investees | Avillion II
Schedule of Equity Method Investments [Line Items]
Distributions from non-consolidated affiliates				21,300
Equity Method Investment, Nonconsolidated Investee or Group of Investees | Avillion Entities
Schedule of Equity Method Investments [Line Items]
Equity method investment, unfunded commitments	$ 70,800	$ 41,500		$ 41,500		$ 70,800	$ 93,800